THE BERKSHIRE FUNDS 475 Milan Drive, Suite #103 San Jose, CA 95134

May 3, 2013 Securities and Exchange Commission 450 Fifth Street, N.W. Washington, D.C. 20549

Re: The Berkshire Funds (the "Registrant") File Nos. 333-21089 and 811-08043

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 24, which was filed with the Commission on April 30, 2013 and (ii) that Post-Effective Amendment No. 24 has been filed electronically with the Commission.

Very truly yours, /s/ Malcolm R. Fobes III Malcolm R. Fobes III Chairman & CEO